CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 480,000,000	$ 293,000,000
Restricted cash		44,000,000	160,000,000
Accounts receivable, net		137,000,000	158,000,000
Amount due from related parties, net		27,000,000	28,000,000
Assets held for sale - current		0	1,145,000,000
Other current assets		169,000,000	197,000,000
Total current assets		857,000,000	1,981,000,000
Non-current assets
Investment in associated companies		84,000,000	27,000,000
Drilling units		1,668,000,000	1,431,000,000
Restricted cash		74,000,000	63,000,000
Deferred tax assets		15,000,000	10,000,000
Equipment		10,000,000	11,000,000
Assets held for sale - non-current		0	347,000,000
Other non-current assets		93,000,000	27,000,000
Total non-current assets		1,944,000,000	1,916,000,000
Total assets		2,801,000,000	3,897,000,000
Current liabilities
Debt due within one year		22,000,000	0
Trade accounts payable		76,000,000	53,000,000
Liabilities associated with assets held for sale - current		0	983,000,000
Other current liabilities	[1]	306,000,000	219,000,000
Total current liabilities		404,000,000	1,255,000,000
Liabilities subject to compromise		0	6,117,000,000
Liabilities subject to compromise associated with assets held for sale		0	118,000,000
Non-current liabilities
Long-term debt		496,000,000	0
Deferred tax liabilities		9,000,000	9,000,000
Liabilities associated with assets held for sale - non-current		0	2,000,000
Other non-current liabilities	[1]	190,000,000	112,000,000
Total non-current liabilities		695,000,000	123,000,000
Commitments and contingencies (see Note 30)
EQUITY
Common shares of par value US$0.01 per share: 375,000,000 shares authorized and 49,999,998 issued at December 31, 2022 (Successor)		0	10,000,000
Common shares of par value US$0.10 per share: 138,880,000 shares authorized and 100,384,435 issued at December 31, 2021 (Predecessor)		0	10,000,000
Additional paid in capital		1,499,000,000	3,504,000,000
Accumulated other comprehensive income/(loss)		2,000,000	(15,000,000)
Retained earnings/(loss)		201,000,000	(7,215,000,000)
Total equity/(deficit)		1,702,000,000	(3,716,000,000)
Total liabilities and equity		$ 2,801,000,000	$ 3,897,000,000

[1]	Includes $17 million fair value adjustment of West Gemini off-market lease obligation.